Expenses Classified By Nature (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Expenses Classified By Nature [Abstract]
Expenses Classified By Nature

	Year Ended December 31,
In thousands of U.S. Dollars	2019	2018 *
Cost of revenue (excluding depreciation and amortization)
Direct selling costs	144,330	99,642
Gaming duty, levies and fees	441,543	268,857
Processor and other operating costs	107,189	90,665
	693,062	459,164
General and administrative
Salaries and wages	346,792	285,234
Legal and professional fees	99,206	84,288
Impairment of intangible and other assets	3,931	6,156
(Gain) loss on disposal of investments and other assets	(2,520)	1,992
Acquisition-related costs	22,141	54,209
Acquisition of market access rights	22,500	20,661
Foreign exchange loss	1,474	61,204
IT and software costs	110,658	74,334
Legal settlement †	32,500	—
Other operational costs	80,132	106,108
Depreciation and amortization	438,626	282,806
	1,155,440	976,992
Net financing charges
Interest on long-term debt	253,624	186,720
Other interest expense	2,368	—
Gain on re-measurement of deferred contingent payment **	(7,371)	(342)
(Gain) loss on re-measurement of Embedded Derivative ***	(98,300)	6,100
Unrealized foreign exchange loss on financial instruments associated with financing activities	11,320	7,202
Ineffectiveness on cash flow hedges	8,052	(14,909)
Loss on debt extinguishment	—	146,950
Accretion expense	37,267	42,431
Interest income	(4,426)	(3,066)
	202,534	371,086